Vessels and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2013
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and Other Fixed Assets, Net
5.      Vessels and Other Fixed Assets, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2012	2013
Cost
Vessels	$772,981	$481,086
Other fixed assets	679	1,083
Impairment charge	(303,219)	-
Total cost	470,441	482,169
Accumulated depreciation	(179,234)	(155,495)
Vessels and other fixed assets, net	$291,207	$326,674

Vessels acquired / disposed during the year ended December 31, 2011
On May 12, 2011, the Company entered into an agreement with Donatus Marine Inc., or Donatus Marine, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas to acquire a 1996-built Capesize vessel, Star Big, ex- Big Fish along with its long-term time charter, for an aggregate purchase price of $27,800. Star Big is under a long-term time charter with a multinational mining company at a rate of $25.0 per day until November 2015. The vessel was delivered to the Company on July 25, 2011 and on the same day the vessel underwent its scheduled dry docking. The Company capitalized the related dry docking expense, which amounted to $1,780 plus an amount of $41, as other capitalized expenses, related to the acquisition of the vessel.
 On the same date, the Company also entered into an agreement with Barrington Corporation, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas, to acquire a 1994-built Capesize vessel, Star Mega, ex-Megalodon along with its long-term time charter, for an aggregate purchase price of $23,700. Star Mega is under a long-term time charter with a multinational mining company at a rate of $24.5 per day until August 2014. The vessel was delivered to the Company on August 16, 2011. The Company capitalized an amount of $160 as other capitalized expenses, related to the acquisition of the vessel.
On March 24 and April 6, 2010, the Company signed two contracts with the shipbuilder Hanjin to build two Capesize vessels at a price of $106,880 in aggregate. On September 9, 2011 and November 14, 2011 the Company took delivery from the shipyard of the vessels Star Borealis and Star Polaris, respectively. For the year ended December 31, 2011, capitalized interest in connection to the respective vessels amounted to $1,901.
No vessel disposals took place during the year ended December, 31, 2011.
Vessels acquired / disposed during the year ended December 31, 2012
On February 22, 2012, the Company entered into an agreement with a third party in order to sell the vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less address commission of 3% and brokerage commission of 2%. The vessel was delivered to its purchasers on March 9, 2012. The net carrying amount of Star Ypsilon as of the date of its delivery was $11,152 and the resulting loss of $3,190 is included under “Loss on sale of vessel” in the accompanying consolidated statements of operations.
No vessel acquisitions took place during the year ended December, 31, 2012.
Vessels acquired / disposed during the year ended December 31, 2013
On March 14, 2013, the Company entered into an agreement with a third party to sell the Star Sigma for a contracted price of $9,044 less address commission of 3% and brokerage commission of 1%. The vessel was delivered to its buyers on April 10, 2013. The net carrying amount of Star Sigma as of the date of its delivery was $8,354 and the resulting loss of $87 is included under "Loss on sale of vessel" in the accompanying consolidated statements of operations.
On November 5, 2013, the Company entered into two agreements to acquire from two unaffiliated third parties, one 61,462 dwt Ultramax vessel, Star Challenger, built 2012 and one 61,455 dwt Ultramax vessel, Star Fighter, built 2013, for approximately $28,760 each vessel. The vessels were delivered to the Company on December 12, 2013 and on December 30, 2013 respectively. The Company capitalized an amount of $299 for Star Challenger and $293 for Star Fighter, as other capitalized expenses, including 1% brokerage commission for each vessel, related to the acquisition of the respective vessels.
As of December 31, 2011 and September 30, 2012, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review as of December 31, 2011, indicated that such carrying amount was not recoverable for two of the Company's vessels; the Star Ypsilon and the Star Sigma and as of September 30, 2012, indicated that such carrying amount was not recoverable for the Company's eight Supramax vessels and one of the Company's oldest Capesize vessels, Star Sigma, which was sold in April 2013 as disclosed above. As of December 31, 2012 and 2013 no indications existed, that the Company should perform any further impairment tests. The Company recognized an impairment loss of $62,020 and $303,219 for the years ended December 31, 2011 and 2012, respectively, which is included under "Vessel impairment loss" in the consolidated statements of operations (Note 19).